Other Long-term Liabilities - Summary of Other Long-term Liabilities (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Disclosure of other long-term liabilities [line items]
Beginning balance	$ 139,680
Increases	17,733
Used	(11,861)
Reclassification	(1,506)
Effect of movements in exchange rates	(1,822)
Ending balance	142,224
Current and non - current
Current	4,500
Non-current	137,724
Ending balance	142,224
Provision for litigations [member]
Disclosure of other long-term liabilities [line items]
Beginning balance	15,152
Increases	302
Used	(753)
Effect of movements in exchange rates	(1,822)
Ending balance	12,879
Current and non - current
Non-current	12,879
Ending balance	12,879
Provision for return condition [member]
Disclosure of other long-term liabilities [line items]
Beginning balance	92,974
Increases	17,067
Used	(6,540)
Ending balance	103,501
Current and non - current
Non-current	103,501
Ending balance	103,501
Other long term liabilities [member]
Disclosure of other long-term liabilities [line items]
Beginning balance	31,554
Increases	364
Used	(4,568)
Reclassification	(1,506)
Ending balance	25,844
Current and non - current
Current	4,500
Non-current	21,344
Ending balance	$ 25,844